UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2008

DATE OF REPORTING PERIOD:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

Corporate Bonds (88.2%)
		Consumer Discretionary (25.4%)
$3,328,000		Asbury Automotive Group, Inc.
		7.625%, 03/15/17	$2,712,320
2,853,000		Cooper Tire & Rubber Company^
		8.000%, 12/15/19	2,624,760
		D.R. Horton, Inc.
1,902,000		9.750%, 09/15/10	1,866,338
1,902,000		8.000%, 02/01/09	1,878,225
1,441,000		7.875%, 08/15/11	1,397,770
4,754,000		DEX Media, Inc.
		8.000%, 11/15/13	4,302,370
11,563,000		DIRECTV Financing Company, Inc.
		8.375%, 03/15/13	12,011,066
5,016,000		EchoStar DBS Corp.
		7.125%, 02/01/16	5,034,810
9,033,000		Expedia, Inc.^
		7.456%, 08/15/18	9,424,725
		Ford Motor Company
5,705,000		8.625%, 11/01/10	5,364,566
4,754,000		9.875%, 08/10/11	4,564,624
5,230,000		GameStop Corp.
		8.000%, 10/01/12	5,452,275
		General Motors Corp.^
8,558,000		7.200%, 01/15/11	7,851,965
1,426,000		7.125%, 07/15/13	1,219,230
		Goodyear Tire & Rubber Company
8,083,000		7.000%, 03/15/28	6,345,155
3,804,000		7.857%, 08/15/11	3,851,550
2,853,000		Group 1 Automotive, Inc.
		8.250%, 08/15/13	2,696,085
5,468,000		Hanes Brands, Inc.^‡
		8.204%, 12/15/14	4,975,880
3,804,000		Hasbro, Inc.
		6.600%, 07/15/28	3,681,739
3,090,000		Idearc, Inc.^
		8.000%, 11/15/16	2,781,000
2,853,000		Interpublic Group of Companies, Inc.
		7.250%, 08/15/11	2,738,880
2,624,000		Jarden Corp.^
		7.500%, 05/01/17	2,256,640
2,636,000		Kellwood Company^
		7.625%, 10/15/17	2,187,880
2,853,000		Liberty Media Corp.^
		8.250%, 02/01/30	2,600,515
16,641,000		MGM Mirage^
		8.375%, 02/01/11	17,098,628
7,417,000		NCL Holding, ASA
		10.625%, 07/15/14	7,528,255
1,636,000		Oxford Industries, Inc.
		8.875%, 06/01/11	1,607,370
4,754,000		Phillips-Van Heusen Corp.
		8.125%, 05/01/13	4,872,850
		Pulte Homes, Inc.
2,853,000		7.875%, 08/01/11	2,770,976
1,331,000		8.125%, 03/01/11	1,308,329
4,754,000		Royal Caribbean Cruises, Ltd.
		7.500%, 10/15/27	4,346,297
6,656,000		Service Corp. International
		7.500%, 04/01/27	5,990,400
7,607,000		Time Warner, Inc.
		7.625%, 04/15/31	8,242,185
1,036,000		Toll Brothers, Inc.^
		8.250%, 12/01/11	999,740
12,076,000		Vail Resorts, Inc.
		6.750%, 02/15/14	11,653,340
4,754,000		Warnaco Group, Inc.
		8.875%, 06/15/13	4,860,965
		Warner Music Group
6,371,000		7.375%, 04/15/14	5,001,235
951,000	GBP	8.125%, 04/15/14	1,371,055

			177,471,993

		Consumer Staples (13.5%)
951,000		Alimentation Couche-Tard Inc.
		7.500%, 12/15/13	949,811
4,155,000		Alliance One International, Inc.
		8.500%, 05/15/12	3,884,925
951,000		Anheuser-Busch Companies, Inc.
		5.000%, 03/01/19	941,804
		5.500%, 01/15/18	9,889,018
4,754,000		Chattem, Inc.
		7.000%, 03/01/14	4,670,805
5,230,000		Chiquita Brands International, Inc.^
		8.875%, 12/01/15	4,654,700
10,460,000		Coca-Cola Company^
		5.350%, 11/15/17	10,974,475
5,895,000		Del Monte Foods Company, Inc
		8.625%, 12/15/12	5,983,425
7,711,000		Dole Foods Company, Inc.
		8.875%, 03/15/11	6,901,345
10,935,000		Kimberly-Clark Corp.
		6.125%, 08/01/17	11,774,075
3,328,000		NBTY, Inc.
		7.125%, 10/01/15	3,111,680
		Pilgrim’s Pride Corp.
6,228,000		8.375%, 05/01/17^	5,465,070
1,617,000		7.625%, 05/01/15	1,540,193
		Reynolds American, Inc.
5,230,000		7.300%, 07/15/15	5,472,829
2,853,000		7.625%, 06/01/16	3,035,746
2,853,000		7.250%, 06/15/37	2,883,533
9,509,000		Smithfield Foods, Inc.^
		7.750%, 05/15/13	9,366,365
2,853,000		SUPERVALU, Inc.
		7.500%, 11/15/14	2,906,494

			94,406,293

See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

	Energy (11.8%)
$6,609,000	Arch Western Finance, LLC
	6.750%, 07/01/13	$6,427,252
2,092,000	Bristow Group, Inc.*
	7.500%, 09/15/17	2,123,380
	Chesapeake Energy Corp.
8,558,000	7.500%, 06/15/14	8,771,950
2,634,000	6.875%, 11/15/20	2,554,980
1,902,000	Complete Production Services, Inc.
	8.000%, 12/15/16	1,854,450
2,853,000	Comstock Resources, Inc.
	6.875%, 03/01/12	2,710,350
2,853,000	Forest Oil Corp.
	8.000%, 12/15/11	2,974,252
1,902,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	1,940,040
1,902,000	Mariner Energy, Inc.
	7.500%, 04/15/13	1,830,675
5,325,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	5,085,375
10,745,000	Petróleo Brasileiro, SA
	8.375%, 12/10/18	12,894,000
	Premcor Refining Group, Inc.
6,086,000	9.500%, 02/01/13	6,395,796
2,591,000	7.500%, 06/15/15	2,728,756
2,853,000	Range Resources Corp.
	7.375%, 07/15/13	2,902,927
761,000	Southwestern Energy Company*
	7.500%, 02/01/18	785,733
3,328,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	3,228,160
4,754,000	Whiting Petroleum Corp.
	7.250%, 05/01/13	4,706,460
	Williams Companies, Inc.
9,509,000	7.750%, 06/15/31	10,364,810
1,902,000	7.500%, 01/15/31	2,035,140

		82,314,486

	Financials (2.9%)
	Leucadia National Corp.
5,677,000	8.125%, 09/15/15	5,677,000
5,230,000	7.000%, 08/15/13	5,086,175
5,230,000	Nuveen Investments, Inc.*
	10.500%, 11/15/15	5,099,250
1,617,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	1,608,915
2,390,000	Senior Housing Properties Trust
	7.875%, 04/15/15	2,502,239

		19,973,579

	Health Care (4.5%)
10,460,000	Abbott Laboratories
	5.875%, 05/15/16	11,171,939
1,617,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	1,641,255
4,754,000	Community Health Systems, Inc.
	8.875%, 07/15/15	4,807,482
3,090,000	DaVita, Inc.
	7.250%, 03/15/15	3,090,000
5,468,000	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	5,413,320
4,279,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	4,139,933
884,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	842,010

		31,105,939

	Industrials (7.9%)
1,189,000	Belden CDT, Inc.
	7.000%, 03/15/17	1,144,413
951,000	FTI Consulting, Inc.^
	7.625%, 06/15/13	974,775
2,853,000	Gardner Denver, Inc.
	8.000%, 05/01/13	2,853,000
2,853,000	GATX Corp.^
	8.875%, 06/01/09	3,010,360
10,460,000	General Electric Company
	5.250%, 12/06/17	10,572,225
1,521,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	1,353,690
5,325,000	Helix Energy Solutions Group, Inc*
	9.500%, 01/15/16	5,431,500
	IKON Office Solutions, Inc.
1,902,000	7.750%, 09/15/15^	1,940,040
951,000	6.750%, 12/01/25	691,448
2,377,000	Interline Brands, Inc.
	8.125%, 06/15/14	2,329,460
2,320,000	SPX Corp.*
	7.625%, 12/15/14	2,380,900
6,656,000	Terex Corp.
	7.375%, 01/15/14	6,606,080
1,902,000	Trinity Industries, Inc.
	6.500%, 03/15/14	1,835,430
10,460,000	United Parcel Service, Inc.
	5.500%, 01/15/18	10,913,860
3,304,000	WESCO International, Inc.
	7.500%, 10/15/17	3,006,640

		55,043,821

	Information Technology (8.9%)
	Amkor Tech, Inc.
4,279,000	9.250%, 06/01/16	4,049,004
1,902,000	7.750%, 05/15/13	1,709,423
666,000	Avago Technologies
	11.875%, 12/01/15	699,300
3,804,000	Celestica, Inc.
	7.875%, 07/01/11	3,708,900
10,460,000	Cisco Systems, Inc.
	5.500%, 02/22/16	10,827,240
4,754,000	Flextronics International, Ltd.
	6.500%, 05/15/13	4,587,610
See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$4,327,000		Freescale Semiconductor, Inc.
		8.875%, 12/15/14	$3,537,323
10,460,000		Oracle Corp.
		5.250%, 01/15/16	10,502,384
6,514,000		SunGard Data Systems, Inc.
		9.125%, 08/15/13	6,644,280
		Xerox Corp.
9,033,000		8.000%, 02/01/27^	9,070,568
6,656,000		7.625%, 06/15/13	6,907,796

			62,243,828

		Materials (6.3%)
2,853,000		Boise Cascade Company
		7.125%, 10/15/14	2,731,747
951,000		Crown Holdings, Inc.
		7.750%, 11/15/15	972,398
		Ineos Group Holdings, PLC*
4,564,000	EUR	7.875%, 02/15/16	4,953,266
951,000		8.500%, 02/15/16^	760,800
4,754,000		Mosaic Company*
		7.625%, 12/01/16	5,158,090
3,804,000		Neenah Paper, Inc.
		7.375%, 11/15/14	3,404,580
7,607,000		Sealed Air Corp.*
		6.875%, 07/15/33	7,298,589
7,441,000		Terra Industries, Inc.
		7.000%, 02/01/17	7,347,987
1,902,000		Texas Industries, Inc.
		7.250%, 07/15/13	1,835,430
		Union Carbide Corp.
3,804,000		7.500%, 06/01/25	3,734,767
2,948,000		7.875%, 04/01/23	3,022,290
3,043,000		Westlake Chemical Corp.
		6.625%, 01/15/16	2,784,345

			44,004,289

		Telecommunication Services (6.3%)
4,479,000		CenturyTel, Inc.
		6.875%, 01/15/28	4,453,765
5,800,000		Citizens Communications Company
		9.000%, 08/15/31	5,604,250
5,705,000		Leap Wireless International, Inc.
		9.375%, 11/01/14	5,220,075
5,705,000		Qwest Communications International, Inc.^
		7.750%, 02/15/31	5,077,450
9,509,000		Sprint Nextel Corp.
		7.375%, 08/01/15	8,705,157
3,804,000		Syniverse Technologies, Inc.
		7.750%, 08/15/13	3,675,615
10,935,000		Verizon Communications, Inc.^
		5.500%, 04/01/17	11,130,080

			43,866,392

		Utilities (0.7%)
5,230,000		TXU Corp.*
		10.250%, 11/01/15	5,164,625

		TOTAL CORPORATE BONDS
		(Cost $627,084,729)	615,595,245

Convertible Bonds (31.6%)
		Consumer Discretionary (3.8%)
15,000,000		Amazon.com, Inc.
		4.750%, 02/01/09	16,912,500
1,870,000		Liberty Media Corp. (Time Warner Corp.)¥
		3.250%, 03/15/31	1,395,487
7,500,000		Walt Disney Company^
		2.125%, 04/15/23	8,090,625

			26,398,612

		Energy (2.0%)
6,000,000		Pioneer Natural Resources
		2.875%, 01/15/38	6,150,000
5,500,000		SeaDrill, Ltd.
		3.625%, 11/08/12	5,280,000
2,740,000		St. Mary Land & Exploration Company^
		3.500%, 04/01/27	2,798,225

			14,228,225

		Financials (1.5%)
11,000,000		Prudential Financial, Inc.‡
		2.733%, 12/12/36	10,815,200

		Health Care (5.3%)
6,000,000		Cubist Pharmaceuticals, Inc.
		2.250%, 06/15/13	5,422,500
16,000,000		Invitrogen Corp.^
		3.250%, 06/15/25	17,920,000
5,500,000		Millipore Corp.
		3.750%, 06/01/26	5,830,000
2,000,000		Molina Healthcare, Inc.^
		3.750%, 10/01/14	2,110,000
5,500,000		OSI Pharmaceuticals, Inc.^
		3.250%, 09/08/23	5,747,500

			37,030,000

		Industrials (4.5%)
10,500,000		L-3 Communications Holdings, Inc.^
		3.000%, 08/01/35	13,269,375
8,250,000		Lockheed Martin Corp.‡
		4.619%, 08/15/33	12,375,825
5,000,000		Quanta Services, Inc.*
		3.750%, 04/30/26	5,937,500

			31,582,700

		Information Technology (13.7%)
8,000,000		Blackboard, Inc.
		3.250%, 07/01/27	7,890,000
5,500,000		Euronet Worldwide, Inc.
		3.500%, 10/15/25	5,341,875
8,500,000		Informatica Corp.
		3.000%, 03/15/26	10,040,625
See accompanying notes to Schedule of Investments

     CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value
$32,250,000		Intel Corp.
		2.950%, 12/15/35	$32,250,000
		Linear Technology Corp.
14,000,000		3.000%, 05/01/27*	12,932,500
2,500,000		3.000%, 05/01/27^	2,309,375
1,140,000		Seagate Technology
		6.800%, 04/30/10	1,229,775
19,500,000		VeriSign, Inc.*
		3.250%, 08/15/37	23,424,375

			95,418,525

		Utilities (0.8%)
3,500,000	EUR	International Power, PLC
		3.250%, 07/20/13	5,875,849

		TOTAL CONVERTIBLE BONDS
		(Cost $214,521,335)	221,349,111

Synthetic Convertible Securities (5.3%)
		Corporate Bonds (4.5%)
		Consumer Discretionary (1.3%)
172,000		Asbury Automotive Group, Inc.
		7.625%, 03/15/17	140,180
147,000		Cooper Tire & Rubber Company^
		8.000%, 12/15/19	135,240
		D.R. Horton, Inc.
98,000		9.750%, 09/15/10	96,163
98,000		8.000%, 02/01/09	96,775
74,000		7.875%, 08/15/11	71,780
246,000		DEX Media, Inc.
		8.000%, 11/15/13	222,630
597,000		DIRECTV Financing Company, Inc.
		8.375%, 03/15/13	620,134
259,000		EchoStar DBS Corp.
		7.125%, 02/01/16	259,971
467,000		Expedia, Inc.^
		7.456%, 08/15/18	487,252
		Ford Motor Company
295,000		8.625%, 11/01/10	277,396
246,000		9.875%, 08/10/11	236,201
270,000		GameStop Corp.
		8.000%, 10/01/12	281,475
		General Motors Corp.^
442,000		7.200%, 01/15/11	405,535
74,000		7.125%, 07/15/13	63,270
		Goodyear Tire & Rubber Company
417,000		7.000%, 03/15/28	327,345
196,000		7.860%, 08/15/11	198,450
147,000		Group 1 Automotive, Inc.
		8.250%, 08/15/13	138,915
282,000		Hanes Brands, Inc.^‡
		8.204%, 12/15/14	256,620
196,000		Hasbro, Inc.
		6.600%, 07/15/28	189,701
160,000		Idearc, Inc.^
		8.000%, 11/15/16	144,000
147,000		Interpublic Group of Companies, Inc.
		7.250%, 08/15/11	141,120
136,000		Jarden Corp.^
		7.500%, 05/01/17	116,960
136,000		Kellwood Company^
		7.625%, 10/15/17	112,880
147,000		Liberty Media Corp.^
		8.250%, 02/01/30	133,991
859,000		MGM Mirage^
		8.375%, 02/01/11	882,622
383,000		NCL Holding, ASA
		10.625%, 07/15/14	388,745
84,000		Oxford Industries, Inc.
		8.875%, 06/01/11	82,530
246,000		Phillips-Van Heusen Corp.
		8.125%, 05/01/13	252,150
		Pulte Homes, Inc.
147,000		7.875%, 08/01/11	142,774
69,000		8.125%, 03/01/11	67,825
246,000		Royal Caribbean Cruises, Ltd.
		7.500%, 10/15/27	224,903
344,000		Service Corp. International
		7.500%, 04/01/27	309,600
393,000		Time Warner, Inc.
		7.625%, 04/15/31	425,815
54,000		Toll Brothers, Inc.^
		8.250%, 12/01/11	52,110
624,000		Vail Resorts, Inc.
		6.750%, 02/15/14	602,160
246,000		Warnaco Group, Inc.
		8.875%, 06/15/13	251,535
		Warner Music Group
329,000		7.375%, 04/15/14	258,265
49,000	GBP	8.125%, 04/15/14	70,643

			9,165,661

		Consumer Staples (0.7%)
49,000		Alimentation Couche-Tard Inc.
		7.500%, 12/15/13	48,939
215,000		Alliance One International, Inc.
		8.500%, 05/15/12	201,025
49,000		Anheuser-Busch Companies, Inc.
		5.000%, 03/01/19	48,526
		5.500%, 01/15/18	510,622
246,000		Chattem, Inc.
		7.000%, 03/01/14	241,695
270,000		Chiquita Brands International, Inc.^
		8.875%, 12/01/15	240,300
540,000		Coca-Cola Company^
		5.350%, 11/15/17	566,560
305,000		Del Monte Foods Company
		8.625%, 12/15/12	309,575
398,000		Dole Foods Company, Inc.
		8.875%, 03/15/11	356,210
565,000		Kimberly-Clark Corp.
		6.125%, 08/01/17	608,354
172,000		NBTY, Inc.
		7.125%, 10/01/15	160,820
See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
	Pilgrim’s Pride Corp.
$322,000	8.375%, 05/01/17^	$282,555
83,000	7.625%, 05/01/15	79,058
	Reynolds American, Inc.
270,000	7.300%, 07/15/15	282,536
147,000	7.625%, 06/01/16	156,416
147,000	7.250%, 06/15/37	148,573
491,000	Smithfield Foods, Inc.^
	7.750%, 05/15/13	483,635
147,000	SUPERVALU, Inc.
	7.500%, 11/15/14	149,756

		4,875,155

	Energy (0.6%)
341,000	Arch Western Finance, LLC
	6.750%, 07/01/13	331,622
108,000	Bristow Group, Inc.*
	7.500%, 09/15/17	109,620
	Chesapeake Energy Corp.
442,000	7.500%, 06/15/14	453,050
136,000	6.875%, 11/15/20	131,920
98,000	Complete Production Services, Inc.
	8.000%, 12/15/16	95,550
147,000	Comstock Resources, Inc.
	6.875%, 03/01/12	139,650
147,000	Forest Oil Corp.
	8.000%, 12/15/11	153,247
98,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	99,960
98,000	Mariner Energy, Inc.
	7.500%, 04/15/13	94,325
555,000	Petróleo Brasileiro, SA
	8.375%, 12/10/18	666,000
275,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	262,625
	Premcor Refining Group, Inc.
314,000	9.500%, 02/01/13	329,984
134,000	7.500%, 06/15/15	141,124
147,000	Range Resources Corp.
	7.375%, 07/15/13	149,573
39,000	Southwestern Energy Company*
	7.500%, 02/01/18	40,268
172,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	166,840
246,000	Whiting Petroleum Corp.
	7.250%, 05/01/13	243,540
	Williams Companies, Inc.
491,000	7.750%, 06/15/31	535,190
98,000	7.500%, 01/15/31	104,860

		4,248,948

	Financials (0.2%)
	Leucadia National Corp.
293,000	8.125%, 09/15/15	293,000
270,000	7.000%, 08/15/13	262,575
270,000	Nuveen Investments, Inc.*
	10.500%, 11/15/15	263,250
83,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	82,585
123,000	Senior Housing Properties Trust
	7.875%, 04/15/15	128,776

		1,030,186

	Health Care (0.2%)
540,000	Abbott Laboratories
	5.875%, 05/15/16	576,754
83,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	84,245
246,000	Community Health Systems, Inc.
	8.875%, 07/15/15	248,767
160,000	DaVita, Inc.
	7.250%, 03/15/15	160,000
282,000	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	279,180
221,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	213,818
46,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	43,815

		1,606,579

	Industrials (0.4%)
61,000	Belden CDT, Inc.
	7.000%, 03/15/17	58,712
49,000	FTI Consulting, Inc.^
	7.625%, 06/15/13	50,225
147,000	Gardner Denver, Inc.
	8.000%, 05/01/13	147,000
147,000	GATX Corp.^
	8.875%, 06/01/09	155,108
540,000	General Electric Company
	5.250%, 12/06/17	545,794
79,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	70,310
275,000	Helix Energy Solutions Group, Inc*
	9.500%, 01/15/16	280,500
	IKON Office Solutions, Inc.
98,000	7.750%, 09/15/15^	99,960
49,000	6.750%, 12/01/25	35,627
123,000	Interline Brands, Inc.
	8.125%, 06/15/14	120,540
120,000	SPX Corp.*
	7.625%, 12/15/14	123,150
344,000	Terex Corp.
	7.375%, 01/15/14	341,420
98,000	Trinity Industries, Inc.
	6.500%, 03/15/14	94,570
540,000	United Parcel Service, Inc.
	5.500%, 01/15/18	563,430
171,000	WESCO International, Inc.
	7.500%, 10/15/17	155,610

		2,841,956

	Information Technology (0.5%)
	Amkor Tech, Inc.
221,000	9.250%, 06/01/16	209,121
98,000	7.750%, 05/15/13	88,078
See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$34,000		Avago Technologies
		11.875%, 12/01/15	$35,700
196,000		Celestica, Inc.
		7.875%, 07/01/11	191,100
540,000		Cisco Systems, Inc.
		5.500%, 02/22/16	558,959
246,000		Flextronics International, Ltd.
		6.500%, 05/15/13	237,390
223,000		Freescale Semiconductor, Inc.
		8.875%, 12/15/14	182,302
540,000		Oracle Corp.
		5.250%, 01/15/16	542,188
336,000		SunGard Data Systems, Inc.
		9.125%, 08/15/13	342,720
		Xerox Corp.
467,000		8.000%, 02/01/27^	468,942
344,000		7.625%, 06/15/13	357,014

			3,213,514

		Materials (0.3%)
147,000		Boise Cascade Company
		7.125%, 10/15/14	140,752
49,000		Crown Holdings, Inc.
		7.750%, 11/15/15	50,102
		Ineos Group Holdings, PLC*
236,000	EUR	7.875%, 02/15/16	256,129
49,000		8.500%, 02/15/16^	39,200
246,000		Mosaic Company*
		7.625%, 12/01/16	266,910
196,000		Neenah Paper, Inc.
		7.375%, 11/15/14	175,420
393,000		Sealed Air Corp.*
		6.875%, 07/15/33	377,067
384,000		Terra Industries, Inc.
		7.000%, 02/01/17	379,200
98,000		Texas Industries, Inc.
		7.250%, 07/15/13	94,570
		Union Carbide Corp.
196,000		7.500%, 06/01/25	192,433
152,000		7.875%, 04/01/23	155,830
157,000		Westlake Chemical Corp.
		6.625%, 01/15/16	143,655

			2,271,268

		Telecommunication Services (0.3%)
231,000		CenturyTel, Inc.
		6.875%, 01/15/28	229,699
300,000		Citizens Communications Company
		9.000%, 08/15/31	289,875
295,000		Leap Wireless International, Inc.
		9.375%, 11/01/14	269,925
295,000		Qwest Communications International, Inc.^
		7.750%, 02/15/31	262,550
491,000		Sprint Nextel Corp.
		7.375%, 08/01/15	449,493
196,000		Syniverse Technologies, Inc.
		7.750%, 08/15/13	189,385
565,000		Verizon Communications, Inc.^
		5.500%, 04/01/17	575,080

			2,266,007

		Utilities (0.0%)
270,000		TXU Corp.*
		10.250%, 11/01/15	266,625

		Total Corporate Bonds	31,785,899

Number of
Contracts		Value

Options (0.8%)
	Consumer Discretionary (0.1%)
645	Nike, Inc.#
	Call, 01/17/09, Strike $55.00	686,925
700	Omnicom Group, Inc.#
	Call, 01/17/09, Strike $50.00	217,000

		903,925

	Consumer Staples (0.1%)
830	Coca-Cola Company#
	Call, 01/17/09, Strike $60.00	385,950

	Health Care (0.2%)
250	Alcon, Inc.#
	Call, 01/17/09, Strike $140.00	463,750
500	Express Scripts, Inc.#
	Call, 01/17/09, Strike $65.00	577,500

		1,041,250

	Industrials (0.1%)
425	General Dynamics Corp.#
	Call, 01/17/09, Strike $90.00	318,750
570	Honeywell International, Inc.#
	Call, 01/17/09, Strike $55.00	504,450

		823,200

	Information Technology (0.3%)
155	Apple, Inc.#
	Call, 01/17/09, Strike $190.00	150,738
960	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $27.50	208,800
50	Google, Inc.#
	Call, 01/17/09, Strike $710.00	178,750
195	Hewlett-Packard Company#
	Call, 01/17/09, Strike $45.00	107,250
970	Microsoft Corp.#
	Call, 01/17/09, Strike $35.00	225,525
2,710	Nokia Corp.#
	Call, 01/17/09, Strike $40.00	1,084,000
1,760	Oracle Corp.#
	Call, 01/17/09, Strike $22.50	400,400

		2,355,463

	Telecommunication Services (0.0%)
110	America Movil, S.A. de C.V.#
	Call, 01/17/09, Strike $60.00	101,200

	Total Options	$5,610,988

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $41,270,601)	37,396,887

See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Convertible Preferred Stocks (24.9%)
		Consumer Discretionary (0.9%)
6,750		Stanley Works~‡
		6.530%	6,133,219

		Consumer Staples (0.9%)
5,500		Bunge, Ltd.
		5.125%	6,036,250

		Energy (0.7%)
43,000		Credit Suisse (Transocean, Inc.)*≠ψ
		12.000%	5,060,670

		Financials (7.2%)
107,800		Citigroup, Inc.
		6.500%	5,861,625
240,000		Lazard, Ltd.
		6.625%	8,037,600
985,000		MetLife, Inc.~
		6.375%	28,693,050
55,000		Reinsurance Group of America, Inc.~
		5.750%	4,097,500
205,300		XL Capital, Ltd.
		7.000%	3,518,842

			50,208,617

		Health Care (2.9%)
107,000
		Schering-Plough Corp.
		6.000%	20,500,130

		Information Technology (3.0%)
265,000		Goldman Sachs (Oracle Corp.)
		12.000%*≠ψ	5,392,220
144,935		JPMorgan Chase & Company
		(Nokia Corp.)*≠ψ
		12.000%	5,329,564
222,000		Morgan Stanley (Cisco Systems, Inc.)*≠ψ
		12.000%	5,315,790
133,000		Morgan Stanley (Infosys Technologies, Ltd.)*≠ψ
		12.000%	5,355,245

			21,392,819

		Materials (8.3%)
7,250	EUR	Bayer, AG
		6.625%	15,909,168
170,000		Cia Vale do Rio Doce
		5.500%	10,285,000
145,000		Freeport-McMoRan Copper & Gold, Inc.~
		6.750%	19,256,000
14,000	CHF	Givaudan SA
		5.375%	12,410,475

			57,860,643

		Utilities (1.0%)
60,000		Entergy Corp.~
		7.625%	3,840,000
65,000		Southern Union Company
		5.000%	3,209,050

			7,049,050

		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $183,342,736)	174,241,398

Principal
Amount		Value

Investment in Affiliated Fund (2.4%)
$16,802,393	Calamos Government Money Market Fund — Class I Shares Ω
	(Cost $16,802,393)	16,802,393

Investments of Cash Collateral for Securities on Loan (11.6%)
40,788,000	Bank of New York Institutional Cash Reserve Fund	40,788,000
40,000,000	Goldman Sachs Financial Square Prime Obligations Fund	40,000,000

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $80,788,000)	80,788,000

TOTAL INVESTMENTS (164.0%)
(Cost $1,163,809,794)		1,146,173,034

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.6%)		(80,788,000)

OTHER ASSETS, LESS LIABILITIES (2.6%)		18,059,270

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-55.0%)		(384,454,167)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$698,990,137

Number of
Contracts		Value

Written Options (-0.0%)
	S & P 500 Index#
100	Call, 04/19/08, Strike $1,400.00	$(495,500)
85	Call, 06/21/08, Strike $1,390.00	(628,575)
40	Call, 06/21/08, Strike $1,425.00	(223,000)
40	Call, 04/19/08, Strike $1,425.00	(149,400)
See accompanying notes to Schedule of Investments

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Contracts		Value

40	Call, 03/22/08, Strike $1,420.00	$(110,600)
125	SPDR Trust Series 1#
	Call, 06/21/08, Strike $141.00	(76,250)

	TOTAL WRITTEN OPTIONS
	(Premium $1,975,095)	(1,683,325)

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

^	Security, or portion of security, is on loan.

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $91,056,714 or 13.0% of net assets.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $35,013,194.

ψ	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in affiliated fund. During the period from November 1, 2007, through January 31, 2008, the fund had net redemptions of $5,042,122 and received $293,644 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of 21,844,515 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
See accompanying notes to Schedule of Investments

INTEREST RATE SWAPS - (unaudited)
					Unrealized
					Appreciation/
SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (USD)	(Depreciation)
Merrill Lynch	3.598	1 month LIBOR	11/28/2008	$60,000,000	$(360,448)
Merrill Lynch	2.685	1 month LIBOR	7/3/2008	70,000,000	215,330

					$(145,118)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

Cost basis of investments	$1,168,767,538

Gross unrealized appreciation	24,359,170
Gross unrealized depreciation	(46,953,674)

Net unrealized appreciation (depreciation)	$(22,594,504)

NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at January 31, 2008.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH, and 2,400 shares of F7. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of January 31, 2008 were as follows:

	Fixed Rate	Floating Rate		Notional	Unrealized
	(Fund	(Fund	Termination	Amount	Appreciation/
Counterparty	Pays)	Receives)	Date	(USD)	(Depreciation)
Merrill Lynch	3.60% monthly	1 month LIBOR	11/28/2008	$60,000,000	$(360,448)
Merrill Lynch	2.69% monthly	1 month LIBOR	07/03/2008	70,000,000	215,330

					$(145,118)

NOTE 6 — SYNTHETIC CONVERTIBLE INSTRUMENTS
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (''fixed-income component’’, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 — SECURITIES LENDING
For the period ended January 31, 2008, the Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors LLC on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2008, the Fund had securities valued at $73,494,943 that were on loan to broker-dealers and banks and $80,825,534 in cash or cash equivalent collateral.
NOTE 8 — STRUCTURED EQUITY-LINKED SECURITIES
The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title: Date:	Principal Executive Officer March 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title: Date:	Principal Financial Officer March 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2008